Income Tax - Gross Deferred Tax Assets on Tax Loss Carryforwards and Investment Credits Expiration (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
2014	$ 8
2015	22
2016	19
2017	15
2018	13
Thereafter	581
Total	$ 658	$ 820